Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Financial statements in United States dollars

Financial statements in United States dollars

A substantial portion of the revenues and expenses of the Company and of certain subsidiaries is generated in U.S. dollars (“dollar”). The Company’s management believes that the dollar is the currency of the primary economic environment in which the Company and certain subsidiaries operate. Thus, the functional and reporting currency of the Company and certain subsidiaries is the dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into dollars in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 830, “Foreign Currency Matters”. All transaction gains and losses of the remeasurement of monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate. Monetary accounts and transactions maintained in dollars are presented at their original amounts.

For those foreign subsidiaries whose functional currency is not the dollar, all balance sheet amounts have been translated using the exchange rates in effect at each balance sheet date. Statement of income amounts have been translated using the average exchange rate prevailing during each year. Such translation adjustments are reported as a component of accumulated other comprehensive income (loss) in equity.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries. Intercompany balances and transactions, including profit from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

Changes in the Company’s ownership interest in a subsidiary with no change of control are treated as equity transactions, with any difference between the amount of consideration paid and the change in the carrying amount of the non-controlling interest, recognized in equity.

Non-controlling interests of subsidiaries represent the non-controlling shareholders’ share of the total comprehensive income (loss) of the subsidiaries and fair value of the net assets upon the acquisition of the subsidiaries. The non-controlling interests are presented in equity separately from the equity attributable to the equity holders of the Company. Redeemable non-controlling interests are classified as mezzanine equity, separate from permanent equity, on the consolidated balance sheets and measured at each reporting period at the higher of their redemption amount or the non-controlling interest book value, in accordance with the requirements of ASC 810 “Consolidation” and ASC 480-10-S99-3A, “Distinguishing Liabilities from Equity”.

The following table provides a reconciliation of the redeemable non-controlling interests for the year ended December 31, 2020:

January 1, 2020	$21,915
Net income attributable to redeemable non-controlling interest	2,526
Increase in value of put options of redeemable non-controlling interests	1,317
Dividend declared to redeemable non-controlling interest	(4,391)
Acquisition of redeemable non-controlling interests	(9,089)
Increase in redeemable non-controlling interest as part of acquisitions	4,237
Foreign currency translation adjustments	1,848
Non-controlling interest reclassification to redeemable non-controlling interest	6,617

December 31, 2020	$24,980

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less, at acquisition.

Cash and cash equivalents include amounts held primarily in NIS, dollar, Euro, Japanese Yen and British Pound.

Short-term deposits and restricted deposits

Short-term deposits and restricted deposits

Short-term deposits include deposits with original maturities of more than three months and less than one year. Such deposits are presented at cost (including accrued interest) which approximates their fair value. Restricted deposits are used to secure certain of the Group’s ongoing projects and are classified under other long-term receivables.

Marketable securities

Marketable securities

The Company accounts for all its investments in marketable securities in accordance with ASC No. 320, “Investments – Debt and Equity Securities”. The Company classifies all of its marketable securities as available for sale and held for trading. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in “accumulated other comprehensive income (loss)” in equity. Realized gains and losses on sale of investments are included in “financial income (expense), net” and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest on securities is included in “financial expense (income), net”.

The Company assessed AFS debt securities with an amortized cost basis in excess of estimated fair value to determine what amount of that difference, if any, is caused by expected credit losses in accordance with ASC 326. Allowance for credit losses on AFS debt securities are recognized as a charge of credit loss expenses (income), net, on the consolidated statements of income, and any remaining unrealized losses, net of taxes, are included in accumulated other comprehensive income (loss) in stockholders' equity.

The Company did not record credit loss allowance on its marketable securities during the years ended December 31, 2020.

The Company classifies its marketable debt securities as either short-term or long-term based on each instrument’s underlying contractual maturity date and the Company’s expectations of sales and redemptions in the following year.

Held for trading securities are measured at fair value through profit or loss.

Trade receivables

Trade receivables

Trade receivables are stated net of credit losses allowance. The Company is exposed to credit losses primarily through sales. The allowance against gross trade receivables reflects the current expected credit loss inherent in the receivables portfolio determined based on the Company’s methodology. The Company’s methodology is based on historical collection experience, customer creditworthiness, current and future economic condition and market condition. Additionally, specific allowance amounts are established to record the appropriate provision for customers that have a higher probability of default. The Company also considered the current and expected future economic and market conditions surrounding the COVID-19 pandemic and determined that the estimate of credit losses was not significantly impacted. Trade receivables are written off after all reasonable means to collect the full amount have been exhausted.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3 - 5
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)

Leasehold improvements are amortized using the straight-line method over the term of the lease (including option terms that are deemed to be reasonably assured) or the estimated useful life of the improvements, whichever is shorter.

Business combinations

Business combinations

The Company accounts for business combinations under ASC 805, “Business Combinations”. ASC 805 requires recognition of assets acquired, liabilities assumed, contingent consideration, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date, to be measured at their fair values as of that date. As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of assets acquired, liabilities assumed, non-controlling interest and redeemable non-controlling interest in the acquiree at the acquisition date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. Acquisition related costs are expensed to the statements of income in the period incurred. The cumulative impact of measurement period adjustments, including the impact to prior periods, is recognized in the reporting period in which the adjustment is identified.

During the years ended December 31, 2018, 2019 and 2020 the Company recorded income of $ 34, and expenses of $ 266 and $ 3,356, with respect to changes in the fair value of contingent consideration liability, respectively.

Research and development costs

Research and development costs

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, “Costs of Software to be Sold, Leased or Marketed”.

The Company and its subsidiaries establish technological feasibility upon completion of a detailed program design or working model.

ASC 985-20-35 requires that a product be amortized when the product is available for general release to customers. The Company considers a product to be available for general release to customers when the Company completes its internal validation of the product that is necessary to establish that the product meets its design specifications including functions, features, and technical performance requirements. Internal validation includes the completion of coding, documentation and testing that ensure bugs are reduced to a minimum. The internal validation of the product takes place a few weeks before the product is made available to the market. In certain instances, the Company enters into a short pre-release stage, during which the product is made available to a selected number of customers as a beta program for their own review and familiarization. Subsequently, the release is made generally available to customers from the Company’s download area. Once a product is considered available for general release to customers, the capitalization of costs ceases and amortization of such costs to “Cost of revenues” begins.

Capitalized software costs are amortized on a product by product basis by the straight-line method over the estimated useful life of the software product (approximately 5 years, due to their high rates of acceptance, the continued reliance on these products by existing customers, and the demand for such products from prospective customers, all of which validate the Company’s expectations) which provides greater amortization expense compared to the revenue-curve method.

The Company assesses the recoverability of these intangible assets on a regular basis by assessing the net realizable value of these intangible assets based on the estimated future gross revenues from each product reduced by the estimated future costs of completing and disposing of it, including the estimated costs of performing maintenance and customer support over its remaining economical useful life using internally generated projections of future revenues generated by the products, cost of completion of products and cost of delivery to customers over its remaining economical useful life. During the years ended December 31, 2018, 2019 and 2020, no such unrecoverable amounts were identified.

Research and development costs incurred in the process of developing product enhancements are generally charged to expenses as incurred.

Leases

Leases

The Company determines if an arrangement is a lease at inception. The Company’s assessment is based on: (1) whether the contract involves the use of an identified asset, (2) whether the Company obtains the right to substantially all of the economic benefits from the use of the asset throughout the period of use, and (3) whether the Company has the right to direct the use of the asset.

Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria are met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset, the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term. A lease is classified as an operating lease if it does not meet any one of these criteria. Since all of the Company’s lease contracts do not meet any one of the criteria above, the Company concluded that all of its lease contracts should be classified as operating leases.

ROU assets and liabilities are recognized on the commencement date based on the present value of remaining lease payments over the lease term. For this purpose, the Company considers only payments that are fixed and determinable at the time of commencement. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate (“IBR”) based on the information available on the commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. The ROU asset also includes any lease payments made prior to commencement and is recorded net of any lease incentives received. Moreover, the ROU asset may also include initial direct costs, which are incremental costs of a lease that would not have been incurred if the lease had not been obtained. The Company uses the long-lived assets impairment guidance in Accounting Standards Codification (“ASC”) Subtopic 360-10, “Property, Plant, and Equipment - Overall,” to determine whether a right-of-use asset is impaired, and if so, the amount of the impairment loss to recognize. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Offices

The Company leases space for offices in various locations worldwide under operating leases. These contracts are considered as operating leases presented in ROU assets.

Motor vehicles

The Company leases motor vehicles. Each leasing contract is generally valid for a term of three years. These contracts are considered as operating leases presented in ROU assets.

For the vast majority of the Company’s motor vehicle lease agreements, the lease payments include inconsequential non-lease payments, such as license and registration fees, insurance and maintenance. As a result, the Company elected to not separate non-lease components from lease components, and instead, to account for each separate lease component and the non-lease component associated with that lease component as a single lease component.

Impairment of long-lived assets, right of use assets and intangible assets subject to amortization

The Company’s long-lived assets (assets group) to be held or used, including right of use assets and intangible assets that are subject to amortization, are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

During the years ended December 31, 2018, 2019 and 2020, no impairment losses have been identified.

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, “Intangibles - Goodwill and Other”, goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2020, the Company operates in four reporting units within its operating segments.

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value

If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update ("ASU") No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment, which the adopted as of January 1, 2020.
Impairment of long-lived assets, right of use assets and intangible assets subject to amortization

Impairment of long-lived assets, right of use assets and intangible assets subject to amortization

The Company’s long-lived assets (assets group) to be held or used, including right of use assets and intangible assets that are subject to amortization, are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

As required by ASC 820, “Fair Value Measurements and Disclosures” the Company applies assumptions, judgments and estimates that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

During the years ended December 31, 2018, 2019 and 2020, no impairment losses have been identified.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price in a business combination over the fair value of the net tangible and intangible assets acquired. Under ASC 350, “Intangibles - Goodwill and Other”, goodwill is subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. As of December 31, 2020, the Company operates in four reporting units within its operating segments.

Goodwill reflects the excess of the consideration paid or transferred plus the fair value of contingent consideration and any non-controlling interest in the acquiree at the acquisition date over the fair values of the identifiable net assets acquired.

ASC 350 allows an entity to first assess qualitative factors to determine whether it is necessary to perform the quantitative goodwill impairment test. If the qualitative assessment does not result in a more likely than not indication of impairment, no further impairment testing is required. If the Company elects not to use this option, or if the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying value, then the Company prepares a quantitative analysis to determine whether the carrying value of a reporting unit exceeds its estimated fair value

If the carrying value of a reporting unit exceeds its estimated fair value, the Company recognizes an impairment of goodwill for the amount of this excess, in accordance with the guidance in FASB Accounting Standards Update ("ASU") No. 2017-04, Intangibles - Goodwill and Other (Topic 350), Simplifying the Test for Goodwill Impairment, which the adopted as of January 1, 2020. Prior to the adoption of ASU 2017-04, if the Company elected not to use the qualitative analysis the two-step impairment test was performed.

The Company determines the fair value of each reporting unit by using the income approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit’s fair value. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The Company considers historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill.

The Company performed an annual impairment test as of December 31, of each of 2018, 2019 and 2020 and did not identify any impairment losses (see Note 9).

Intangible assets

Intangible assets

Intangible assets that are not considered to have an indefinite useful life are amortized over their economic useful life using a method of amortization that reflects the pattern in which the economic benefits of the intangible assets are consumed or otherwise used up. Acquired technology and non-compete agreements were amortized on a straight line basis and customer relationships and backlog were amortized on an accelerated method basis over a period between 1 - 15 years based on the intangible assets identified.

Revenue recognition

Revenue recognition

The Company implements the provisions of Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers (“ASC 606”). See Note 19 for further disclosures required under ASC 606.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the company expects to receive in exchange for those goods or services.

The Company determines revenue recognition through the following steps:

●	identification of the contract with a customer;

●	identification of the performance obligations in the contract;

●	determination of the transaction price;

●	allocation of the transaction price to the performance obligations in the contract; and

●	recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company enters into contracts that can include various combinations of products, software and professional services, as detailed below, which are generally capable as being distinct from each other and accounted for as separate performance obligations.

The Company derives its revenues from licensing the rights to use its software (proprietary and non-proprietary), provision of related professional services, maintenance and technical support as well as from other software and IT professional services (either fixed price or based on time and materials). The Company sells its products primarily through direct sales force and indirectly through distributors and value added resellers.

Under ASC 606, an entity recognizes revenue when or as it satisfies a performance obligation by transferring software license or software related services to the customer, either at a point in time or over time. The company recognizes its revenues from software sales at a point in time upon delivery of its software license. The software license is considered a distinct performance obligation, as the customer can benefit from the software on its own. Revenues from contracts that involve significant customization to customer-specific specifications are performance obligations the Company generally accounts for as performance obligations satisfied over time. The underlying deliverable is owned and controlled by the customer, and does not create an asset with an alternative use to the Company. The Company recognizes revenue of such contracts over time using cost inputs, which recognize revenue and gross profit as work is performed based on a ratio between actual costs incurred compared to the total estimated costs for the contract, to measure progress toward completion of its performance obligations, which is similar to the method prior to the adoption of ASC 606. Provisions for estimated losses on uncompleted contracts are made in the period in which such losses are first determined, in the amount of the estimated loss for the entire contract. During the years ended December 31, 2018, 2019 and 2020, no material estimated losses were identified. In addition, the Company provides professional services that do not involve significant customization to customer-specific specifications. For contracts that do not involve significant customization to customer-specific specifications (typically staffing or consulting services) revenue is recognized as the services are performed, either on a straight-line basis or based on the hours of services that were provided to the customer, in accordance with the terms of the contracts.

The Company’s revenues from post contract support are derived from annual maintenance contracts providing for unspecified upgrades for new versions and enhancements on a when-and-if-available basis for an annual fee. The right for an unspecified upgrade for new versions and enhancements on a when-and-if-available basis do not specify the features, functionality and release date of future product enhancements for the customer to know what will be made available and the general timeframe in which it will be delivered. The Company considers the post contract support performance obligation as a distinct performance obligation that is satisfied over time, and recognized on a straight-line basis over the contractual period.

Revenue from professional services, both related to software and IT professional services businesses consists of either fixed price or time and materials, and are considered performance obligations that are satisfied over time, and revenues are recognized as the services are provided.

The transaction price is allocated to the separate performance obligations on a relative standalone selling price basis. Standalone selling prices of software licenses are estimated using the residual approach, due to the lack of selling software licenses on a standalone basis. Standalone selling prices of services are determined by considering several external and internal factors including, but not limited to, transactions where the specific performance obligation is sold separately.

The Company generally does not grant a right of return to its customers. When a right of return exists, the Company defers revenue until the right of return expires, at which time revenue is recognized provided that all other revenue recognition criteria are met.

Revenue from third-party sales is recorded at a gross or net amount according to certain indicators. The application of these indicators for gross and net reporting of revenue depends on the relative facts and circumstances of each sale.

The Company pays commissions to sales and marketing and certain management personnel based on their attainment of certain predetermined sales or profit goals. When sales commissions are considered incremental costs of obtaining a contract with a customer they are deferred and amortized on a systematic basis that is consistent with the transfer to the customer of the performance obligations to which the asset relates. The Company expenses sales commissions as they are incurred when the amortization period would have been less than one year. In addition, generally, sales commissions which are paid upon contract renewal are commensurate with the initial commissions as the renewal amounts are substantially identical to the initial commission costs. During the year ended December 31, 2020, no costs have been capitalized.

The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

Accrued severance pay and retirement plans

Accrued severance pay and retirement plans

The Company’s and its Israeli subsidiaries’ obligation for severance pay with respect to their Israeli employees (for the period for which the employees were not included under Section 14 of the Severance Pay Law, 1963) is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date, and are presented on an undiscounted basis (referred to as the “Shut Down Method”). Employees are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s obligation for all of its Israeli employees is fully provided for by monthly deposits with insurance policies and severance pay funds and by an accrual.

The carrying value of deposited funds includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligations pursuant to the Israeli Severance Pay Law or labor agreements and are recorded as an asset in the Company’s consolidated balance sheet.

The Company and its Israeli subsidiaries’ agreements with most of their Israeli employees are in accordance with Section 14 of the Severance Pay Law, 1963, mandating that upon termination of such employees’ employment, all the amounts accrued in their insurance policies shall be released to them instead of severance compensation. Upon release of deposited amounts to the employee, no additional liability exists between the parties regarding the matter of severance pay and no additional payments are payable by the Company or its subsidiaries to the employee. Further, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company and its subsidiaries are legally released from their obligations to employees once the deposit amounts have been paid.

The Group has a number of savings plans in the United States that qualify under Section 401(k) of the Internal Revenue Code. U.S. employees may contribute up to 100% of their pretax or post-tax salary, but not more than statutory limits. Matching contributions are discretionary and if made, are up to 3% of the participants annual contributions.  When contributions are granted, they are invested in proportion to each participant’s voluntary contributions in the investment options provided under the plan.

Severance expenses for the years ended December 31, 2018, 2019 and 2020 amounted to approximately $ 4,052, $ 4,712 and $ 5,344, respectively.

Advertising expenses

Advertising expenses

Advertising expenses are charged to selling and marketing expenses, as incurred. Advertising expenses for the years ended December 31, 2018, 2019 and 2020 amounted to $ 304, $ 519 and $ 472, respectively.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes”. ASC 740 prescribes the use of the “asset and liability” method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value. Deferred tax assets and liabilities are classified as non-current.

The Company utilizes a two-step approach for recognizing and measuring uncertain tax positions accounted for in accordance with an amendment of ASC 740 “Income Taxes.” Under the first step the Company evaluates a tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, based on its technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes.

The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement with the tax authorities. The Company accrued interest and penalties related to unrecognized tax benefits in its provisions for income taxes.

Basic and diluted net earnings per share

Basic and diluted net earnings per share

Basic net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings per share are computed based on the weighted average number of ordinary shares outstanding during each year, plus dilutive potential ordinary shares considered outstanding during the year, in accordance with ASC 260, “Earnings Per Share.”

No portion of the outstanding stock options have been excluded from the calculation of the diluted earnings per share because such securities are anti-dilutive.

Stock-based compensation

Stock-based compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation - Stock Compensation” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statement of income.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on the accelerated method over the requisite service period of each of the awards, net of estimated forfeitures.

The Company uses the Binomial option-pricing model (“the Binomial model”) to estimate the fair value for any options granted. The Binomial model takes into account variables such as volatility, dividend yield rate, and risk-free interest rate and also allows for the use of dynamic assumptions and considers the contractual term of the option, the probability that the option will be exercised prior to the end of its contractual life, and the probability of termination or retirement of the option holder in computing the value of the option.

The fair value of each option granted using the Binomial model, was estimated on the date of grant with the following assumptions: expected volatility was based upon actual historical stock price movements and was calculated as of the grant dates for different periods, since the Binomial model can be used for different expected volatilities for different periods. The risk-free interest rate was based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term to the contractual term of the options. The expected term of options granted was derived from the output of the option valuation model and represented the period of time that options granted were expected to be outstanding. Estimated forfeitures were based on actual historical pre-vesting forfeitures. Since dividend payments are applied to reduce the exercise price of the option, the effect of the dividend protection was reflected by using an expected dividend assumption of zero.

For awards with performance conditions, compensation cost is recognized over the requisite service period if it is ‘probable’ that the performance conditions will be satisfied.

No grants were made to employees or directors in 2020.

During the years ended December 31, 2018, 2019, the Company recognized stock-based compensation expense related to employee stock options in the amount of $ 194 and $ 74, respectively, as follows:

Concentrations of credit risk

Concentrations of credit risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, restricted cash, marketable securities, trade receivables and foreign currency derivative contracts.

The Company’s cash and cash equivalents, short-term deposits and restricted cash are invested primarily in bank deposits with major banks worldwide, mainly in the United States and Israel, however, such cash and cash equivalents and short-term deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. The Company believes that since these deposits may be redeemed upon demand and since such institutions are of high rating they bear low risk.

The Company’s marketable securities include investments in commercial and government bonds and foreign banks. The Company’s marketable securities are considered to be highly liquid and have a high credit standing (also refer to Note 4). In addition, management considered its portfolios in foreign banks to be well-diversified.

The Company’s trade receivables are derived from sales to customers located primarily in the United States, Israel, Europe and Japan. An allowance for credit losses is determined based on historical collection experience, customer creditworthiness, current and future economic condition and market condition. The expense related to credit losses for the years ended December 31, 2018, 2019 and 2020 was $ 1,070, $ 958 and $ 1,242, respectively.

From time to time the Company enters into foreign exchange forward contracts and option contracts intended to protect against the changes in value of forecasted non-dollar currency cash flows related to salary and related expenses. These derivative instruments are designed to offset the Company’s non-dollar currency exposure.

Fair value measurements

Fair value measurements

The Company accounts for certain assets and liabilities at fair value under ASC 820, “Fair Value Measurements and Disclosures”. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets;

Level 2 -	Includes other inputs that are directly or indirectly observable in the marketplace, other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions, or other inputs that are observable (model-derived valuations in which significant inputs are observable), or can be derived principally from or corroborated by observable market data;

Level 3 -	Unobservable inputs which are supported by little or no market activity;

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company categorized each of its fair value measurements in one of these three levels of hierarchy. Assets and liabilities measured at fair value on a recurring basis are comprised of marketable securities, foreign currency forward contracts and contingent consideration of acquisitions (see Note 5).

The carrying amounts reported in the balance sheet for cash and cash equivalents, short term bank deposits, trade receivables, other accounts receivable, short-term bank credit, trade payables and other accounts payable approximate their fair values due to the short-term maturities of such instruments.

Comprehensive income (loss)

Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, “Comprehensive Income.” This Statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income (loss) generally represents all changes in equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income (loss) relate to gain and loss on foreign currency translation adjustments, unrealized gain and loss on derivative instruments designated as hedges and unrealized gain and loss on available-for-sale marketable securities.

Recently adopted accounting pronouncement

Recently adopted accounting pronouncement

On January 1, 2020, the Company adopted Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using the modified retrospective transition method. Upon adoption, the Company changed its impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost, including trade receivables. For available-for-sale (“AFS”) debt securities with unrealized losses, the standard eliminates the concept of other-than-temporary impairments and requires allowances to be recorded instead of reducing the amortized cost of the investment. This standard limits the amount of credit losses to be recognized for AFS debt securities to the amount by which carrying value exceeds fair value and requires the reversal of previously recognized credit losses if fair value increases. The adoption by the Company of the new guidance did not have a material impact on its consolidated financial statements.

In January 2017, the FASB issued ASU 2017-04 (ASU 2017-04): Intangibles-Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. ASU 2017-04 eliminates step two of the goodwill impairment test and specifies that goodwill impairment should be measured by comparing the fair value of a reporting unit with its carrying amount. Additionally, the amount of goodwill allocated to each reporting unit with a zero or negative carrying amount of net assets should be disclosed. ASU 2017-04 is effective for annual or interim goodwill impairment tests performed in fiscal years beginning after December 15, 2019, and early adoption is permitted. Adoption of this new guidance did not have a material impact on the Company’s consolidated financial statements.